PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

         Property and equipment consist of the following:

		December 31,
	Useful Life	2014	2013
Land	—	$332	$332
Buildings	40 years	8,362	7,419
Building and leasehold improvements	5 - 15 years*	760	889
Equipment and fixtures	5 - 10 years	7,221	6,572
Computer equipment	3 - 5 years	2,665	2,096

		19,340	17,308
Accumulated depreciation		(6,190)	(4,930)

		$13,150	$12,378

*	Unless applicable lease term is shorter

         In 2012, the Company adopted a plan to dispose of its office facilities that were formerly used as its corporate headquarters and reflected the property as assets held for sale of $1,232. The Company determined that the carrying value of the underlying assets exceeded their fair value in 2013. Consequently, the Company recorded an impairment loss of $932, which represents the excess carrying values of the assets over their fair value, less cost to sell. In 2013, the carrying value of the assets held for sale of $300 was shown in "Prepaid expenses and other current assets" in the consolidated balance sheets. The property was sold in 2014. No gain or loss was recognized on the sale.

         Depreciation expense for the year ended December 31, 2014, 2013 and 2012 was $1,474, $1,365 and $1,798, respectively.